Acquisitions (Summary of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Identifiable assets acquired and liabilities assumed:
Partners' capital effect, January 1, 2016		$ 71,810	$ 67,307	$ 59,251	$ 31,823
Assets of Hereford, Texas and Hopewell, Virginia [Member]
Business Acquisition [Line Items]
Purchase price, January 1, 2016	$ 62,312
Identifiable assets acquired and liabilities assumed:
Property and equipment, net	6,447
Asset retirement obligations	(148)
Total identifiable net assets	6,299
Partners' capital effect, January 1, 2016	$ 56,013